Condensed Financial Information of the Company Condensed Statement of Operations and Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Sales and marketing expenses	¥ (127,519)	¥ (122,069)	¥ (143,887)
General and administrative expenses	(107,034)	(52,072)	(90,636)
Total operating expenses	(276,234)	(229,186)	(282,041)
Loss from operations	(94,218)	(44,537)	(94,106)
Other income/(expenses):
Share of (loss)/income from subsidiaries, VIE and subsidiaries of VIE	(523)	51	(5,473)
Others, net	7,706	8,055	3,283
(Loss)/income before income tax	(89,289)	22,998	(90,507)
Income tax expenses	(42)	361	102
Net (loss)/income and Comprehensive (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	(89,980)	21,943	(89,571)
Comprehensive (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	(89,410)	25,070	(90,661)
Net (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	(89,980)	21,943	(89,571)
Parent company | Reportable legal entities
Operating expenses:
Sales and marketing expenses			(282)
General and administrative expenses	(7,832)	(11,602)	(9,269)
Total operating expenses	(7,832)	(11,602)	(9,551)
Loss from operations	(7,832)	(11,602)	(9,551)
Other income/(expenses):
Share of (loss)/income from subsidiaries, VIE and subsidiaries of VIE	(83,098)	31,888	(80,559)
Interest income	432	368	64
Interest expense	(12)	(189)	(70)
Others, net	530	1,478	545
(Loss)/income before income tax	(89,980)	21,943	(89,571)
Net (loss)/income	(89,980)	21,943	(89,571)
Total comprehensive (loss)/income	(89,980)	21,943	(89,571)
Net (loss)/income and Comprehensive (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	(89,980)	21,943	(89,571)
Comprehensive (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	¥ (89,980)	¥ 21,943	¥ (89,571)